UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21331

Wells Fargo Advantage Multi-Sector Income Fund

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: Registrant is making a filing for Wells Fargo Advantage Multi-Sector Income Fund. The Fund has an October 31 fiscal year end.

Date of reporting period: July 31, 2014

ITEM 1.	INVESTMENTS

Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments — July 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 2.31%
FHLMC ±	4.67%	9-1-2032	$1,395,080	$1,491,876
FHLMC	8.50	7-1-2028	72,483	86,482
FHLMC	8.50	3-1-2030	48,877	50,806
FHLMC Series 1383 ±	2.38	2-1-2037	579,470	620,270
FHLMC Series 196 Class A ±	0.95	12-15-2021	48,742	49,343
FHLMC Series 2011-K16 Class B 144A±	4.59	11-25-2046	1,000,000	1,064,960
FHLMC Series 2011-K701 Class B 144A±	4.29	7-25-2048	165,000	173,659
FHLMC Series 2011-K702 Class B 144A±	4.77	4-25-2044	740,000	792,757
FHLMC Series 2012-K17 Class B 144A±	4.35	12-25-2044	675,000	707,519
FHLMC Series 2012-K18 Class B 144A±	4.26	1-25-2045	810,000	844,089
FHLMC Series 2012-K501 Class C 144A±	3.49	11-25-2046	800,000	815,265
FHLMC Series 2012-K705 Class B 144A±	4.16	9-25-2044	1,000,000	1,048,787
FHLMC Series 2012-K706 Class B 144A±	4.02	11-25-2044	500,000	521,695
FHLMC Series 2012-K706 Class C 144A±	4.02	11-25-2044	805,000	827,439
FHLMC Series 2012-K707 Class B 144A±	3.88	1-25-2047	930,000	964,781
FHLMC Series 2012-K709 Class B 144A±	3.74	4-25-2045	1,000,000	1,030,412
FHLMC Series 2012-K711 Class B 144A±	3.56	8-25-2045	264,000	270,009
FHLMC Series 2013-K30 Class B 144A±	3.56	6-25-2045	700,000	687,126
FHLMC Series 2013-K713 Class B 144A±	3.17	4-25-2046	1,000,000	997,436
FHLMC Series 2390 Class FD ±	0.60	12-15-2031	36,291	36,658
FHLMC Series 2567 Class FH ±	0.55	2-15-2033	118,794	119,635
FHLMC Series K007 Class X1 ±(c)	1.19	4-25-2020	988,841	50,033
FHLMC Series K016 Class X1 ±(c)	1.57	10-25-2021	385,806	35,151
FHLMC Series K020 Class X1 ±(c)	1.47	5-25-2022	6,877,353	622,229
FNMA ±	4.11	9-1-2037	710,772	725,544
FNMA	6.00	4-1-2033	69,178	75,863
FNMA	6.50	11-1-2032	61,616	63,397
FNMA	7.50	7-1-2017	30,185	30,584
FNMA	7.50	10-1-2028	7,062	7,085
FNMA	7.50	11-1-2028	150,866	161,989
FNMA	7.50	2-1-2030	36,547	37,039
FNMA	7.50	9-1-2030	87,520	92,886
FNMA	8.00	6-1-2030	21,454	21,744
FNMA	12.00	1-1-2016	2,596	2,620
FNMA Series 1996-46 Class FA ±	0.66	8-25-2021	26,634	26,832
FNMA Series 2001-25 Class Z	6.00	6-25-2031	238,475	263,272
FNMA Series 2001-35 Class F ±	0.76	7-25-2031	9,849	9,983
FNMA Series 2001-57 Class F ±	0.66	6-25-2031	9,916	10,014
FNMA Series 2002-77 Class FH ±	0.56	12-18-2032	77,203	77,752
FNMA Series 2002-97 Class FR ±	0.71	1-25-2033	19,345	19,533
FNMA Series G91-16 Class F ±	0.61	6-25-2021	28,112	28,289
FNMA Series G92-17 Class F ±	1.21	3-25-2022	76,878	78,502
GNMA	6.50	6-15-2028	48,789	55,601
GNMA	7.25	7-15-2017	13,864	14,044
GNMA	7.25	8-15-2017	32,068	33,805
GNMA	7.25	8-15-2017	16,217	16,456
GNMA	7.25	9-15-2017	25,166	26,627
GNMA	7.25	10-15-2017	42,999	45,278
GNMA	7.25	10-15-2017	15,179	15,384
GNMA	7.25	11-15-2017	17,241	17,706
GNMA	7.25	1-15-2018	7,085	7,110
GNMA	7.25	1-15-2018	9,793	9,828
GNMA	7.25	2-15-2018	19,267	19,632
GNMA	7.25	5-15-2018	10,358	10,395

Total Agency Securities (Cost $14,891,026)				15,913,211

Asset-Backed Securities : 0.10%
CVS Pass-Through Trust Series T	6.04	12-10-2028	591,509	679,362

Total Asset-Backed Securities (Cost $662,171)				679,362

Portfolio of investments — July 31, 2014 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund

Security name			Shares	Value
Common Stocks : 0.15%

Telecommunication Services : 0.15%

Diversified Telecommunication Services : 0.15%
Fairpoint Communications Incorporated †			70,442	$1,028,453

Total Common Stocks (Cost $1,617,838)				1,028,453

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 65.99%

Consumer Discretionary : 11.23%

Auto Components : 1.06%
Allison Transmission Incorporated 144A	7.13%	5-15-2019	$3,790,000	4,017,400
Cooper Tire & Rubber Company	7.63	3-15-2027	1,680,000	1,772,400
Cooper Tire & Rubber Company	8.00	12-15-2019	450,000	508,500
Goodyear Tire & Rubber Company	7.00	5-15-2022	400,000	434,000
Goodyear Tire & Rubber Company	8.75	8-15-2020	468,000	553,410

				7,285,710

Distributors : 0.11%
LKQ Corporation	4.75	5-15-2023	800,000	772,000

Diversified Consumer Services : 1.03%
Ceridian HCM Holding Incorporated 144A	11.00	3-15-2021	50,000	57,000
Service Corporation International	6.75	4-1-2016	475,000	509,438
Service Corporation International	7.00	6-15-2017	1,410,000	1,561,575
Service Corporation International	7.50	4-1-2027	2,993,000	3,307,265
Service Corporation International	7.63	10-1-2018	680,000	790,500
Service Corporation International	8.00	11-15-2021	475,000	556,938
Sotheby’s 144A	5.25	10-1-2022	315,000	307,913

				7,090,629

Hotels, Restaurants & Leisure : 3.19%
Burger King Corporation	9.88	10-15-2018	850,000	898,875
CCM Merger Incorporated 144A	9.13	5-1-2019	6,270,000	6,614,850
DineEquity Incorporated	9.50	10-30-2018	4,200,000	4,477,200
Greektown Holdings LLC 144A	8.88	3-15-2019	6,500,000	6,467,500
Hilton Worldwide Finance LLC 144A	5.63	10-15-2021	195,000	204,263
Pinnacle Entertainment Incorporated	7.50	4-15-2021	2,620,000	2,770,650
Speedway Motorsports Incorporated	6.75	2-1-2019	525,000	548,625

				21,981,963

Household Durables : 0.22%
American Greetings Corporation	7.38	12-1-2021	1,230,000	1,291,500
Tempur Sealy International Incorporated	6.88	12-15-2020	200,000	212,750

				1,504,250

Internet & Catalog Retail : 0.12%
Expedia Incorporated	5.95	8-15-2020	750,000	845,097

Media : 4.38%
Cablevision Systems Corporation	8.63	9-15-2017	1,310,000	1,493,400
CBS Corporation	8.88	5-15-2019	750,000	958,114
CBS Outdoor Americas Capital LLC 144A	5.63	2-15-2024	20,000	19,975
CCO Holdings LLC	8.13	4-30-2020	415,000	442,494
Cinemark USA Incorporated	7.38	6-15-2021	775,000	838,938
CSC Holdings LLC	7.63	7-15-2018	625,000	710,938

Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments — July 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Media (continued)
CSC Holdings LLC	7.88%	2-15-2018	$1,100,000	$1,248,500
CSC Holdings LLC	8.63	2-15-2019	383,000	450,025
DIRECTV Holdings LLC	3.80	3-15-2022	750,000	768,263
DISH DBS Corporation	7.88	9-1-2019	480,000	552,000
DreamWorks Animation SKG Incorporated 144A	6.88	8-15-2020	2,350,000	2,455,750
EchoStar DBS Corporation	7.13	2-1-2016	125,000	133,125
EchoStar DBS Corporation	7.75	5-31-2015	350,000	366,625
Gray Television Incorporated	7.50	10-1-2020	6,040,000	6,319,350
Interpublic Group of Companies	4.00	3-15-2022	750,000	766,618
Lamar Media Corporation	5.88	2-1-2022	690,000	729,675
LIN Television Corporation	6.38	1-15-2021	275,000	285,313
LIN Television Corporation	8.38	4-15-2018	1,625,000	1,694,063
Live Nation Entertainment Incorporated 144A	7.00	9-1-2020	200,000	215,500
Lynx II Corporation 144A	6.38	4-15-2023	365,000	383,250
National CineMedia LLC	6.00	4-15-2022	1,860,000	1,920,450
National CineMedia LLC	7.88	7-15-2021	760,000	820,800
Nexstar Broadcasting Group Incorporated	6.88	11-15-2020	1,750,000	1,855,000
Regal Entertainment Group	5.75	6-15-2023	400,000	402,000
Regal Entertainment Group	5.75	3-15-2022	3,425,000	3,493,500
Time Warner Cable Incorporated	4.00	1-15-2022	750,000	783,217

				30,106,883

Multiline Retail : 0.09%
Macy’s Retail Holdings Incorporated	3.88	1-15-2022	600,000	626,901

Specialty Retail : 1.03%
ABC Supply Company Incorporated 144A	5.63	4-15-2021	450,000	451,125
Advance Auto Parts Incorporated	4.50	1-15-2022	600,000	633,842
Ahern Rentals Incorporated 144A	9.50	6-15-2018	1,200,000	1,302,000
Century Intermediate Holding Company (PIK at 9.75%) 144A¥	9.75	2-15-2019	175,000	184,625
L Brands Incorporated	6.63	4-1-2021	750,000	836,250
Penske Auto Group Incorporated	5.75	10-1-2022	1,155,000	1,192,538
Sonic Automotive Incorporated	5.00	5-15-2023	1,174,000	1,127,040
Toys “R” Us Property Company II LLC	8.50	12-1-2017	1,335,000	1,346,748

				7,074,168

Consumer Staples : 0.62%

Food & Staples Retailing : 0.09%
SABMiller Holdings Incorporated 144A	3.75	1-15-2022	600,000	621,162

Food Products : 0.42%
Darling International Incorporated 144A	5.38	1-15-2022	180,000	184,950
Hearthside Group Holdings LLC 144A	6.50	5-1-2022	120,000	118,500
Kraft Foods Group Incorporated	3.50	6-6-2022	750,000	763,205
Simmons Foods Incorporated 144A	10.50	11-1-2017	1,695,000	1,803,056

				2,869,711

Tobacco : 0.11%
Lorillard Tobacco Company	6.88	5-1-2020	650,000	765,651

Energy : 14.14%

Energy Equipment & Services : 4.99%
Bristow Group Incorporated	6.25	10-15-2022	3,540,000	3,734,700
Cleaver Brooks Incorporated 144A	8.75	12-15-2019	275,000	305,250
Compressco Partners LP 144A%%	7.25	8-15-2022	1,205,000	1,189,938
Dresser-Rand Group Incorporated	6.50	5-1-2021	1,155,000	1,247,400
Era Group Incorporated	7.75	12-15-2022	4,425,000	4,706,342
Forum Energy Technologies Incorporated 144A	6.25	10-1-2021	200,000	210,000
Gulfmark Offshore Incorporated	6.38	3-15-2022	4,930,000	4,930,000

Portfolio of investments — July 31, 2014 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Energy Equipment & Services (continued)
Hornbeck Offshore Services Incorporated	5.00%	3-1-2021	$2,375,000	$2,327,500
Hornbeck Offshore Services Incorporated	5.88	4-1-2020	505,000	510,050
NGPL PipeCo LLC 144A	7.12	12-15-2017	3,585,000	3,611,888
NGPL PipeCo LLC 144A	7.77	12-15-2037	6,975,000	6,835,500
NGPL PipeCo LLC 144A	9.63	6-1-2019	435,000	470,888
PHI Incorporated 144A	5.25	3-15-2019	4,250,000	4,271,250

				34,350,706

Oil, Gas & Consumable Fuels : 9.15%
Crestwood Midstream Partners LP	6.00	12-15-2020	1,075,000	1,107,250
Crestwood Midstream Partners LP 144A	6.13	3-1-2022	275,000	283,938
CVR Refining LLC	6.50	11-1-2022	1,249,000	1,292,715
Denbury Resources Incorporated	4.63	7-15-2023	535,000	500,225
Denbury Resources Incorporated	6.38	8-15-2021	50,000	52,250
El Paso LLC	6.50	9-15-2020	445,000	489,500
El Paso LLC	7.00	6-15-2017	820,000	904,050
El Paso LLC	7.25	6-1-2018	1,585,000	1,783,125
El Paso LLC	7.42	2-15-2037	800,000	802,000
El Paso LLC	7.80	8-1-2031	1,850,000	2,035,000
El Paso Pipeline Partners Operating LLC	6.50	4-1-2020	750,000	871,392
Energy Transfer Equity LP	7.50	10-15-2020	3,100,000	3,464,250
Energy Transfer Partners LP	5.20	2-1-2022	750,000	825,237
Exterran Partners LP	6.00	4-1-2021	2,500,000	2,500,000
Kinder Morgan Energy Partners LP	3.95	9-1-2022	750,000	753,859
Nabors Industries Incorporated	4.63	9-15-2021	750,000	809,629
Northern Tier Energy LLC	7.13	11-15-2020	1,975,000	2,103,375
Phillips 66	4.30	4-1-2022	625,000	664,853
Pioneer Natural Resources Company	3.95	7-15-2022	750,000	782,729
Pioneer Natural Resources Company	7.50	1-15-2020	1,220,000	1,498,903
Plains Exploration & Production Company	8.63	10-15-2019	2,885,000	3,043,675
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	3,625,000	3,724,688
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	6,123,000	6,061,770
Rockies Express Pipeline LLC 144A	7.50	7-15-2038	2,350,000	2,361,750
Rose Rock Midstream LP 144A	5.63	7-15-2022	215,000	215,538
Sabine Pass Liquefaction LLC	5.63	2-1-2021	850,000	879,750
Sabine Pass Liquefaction LLC	5.63	4-15-2023	1,020,000	1,035,300
Sabine Pass Liquefaction LLC 144A	5.75	5-15-2024	1,625,000	1,649,375
Sabine Pass Liquefaction LLC 144A	6.25	3-15-2022	3,550,000	3,736,375
Sabine Pass LNG LP	6.50	11-1-2020	4,245,000	4,457,250
Sabine Pass LNG LP	7.50	11-30-2016	4,635,000	5,052,150
SemGroup Corporation	7.50	6-15-2021	2,665,000	2,871,538
Suburban Propane Partners LP	7.38	3-15-2020	790,000	823,575
Suburban Propane Partners LP	7.38	8-1-2021	309,000	331,403
Ultra Petroleum Corporation 144A	5.75	12-15-2018	1,135,000	1,180,400
Weatherford International Incorporated	6.35	6-15-2017	650,000	733,499
Western Gas Partners LP	5.38	6-1-2021	503,000	565,409
Williams Partners LP	3.35	8-15-2022	750,000	742,527

				62,990,252

Financials : 12.27%

Banks : 1.04%
Bank of America Corporation	3.70	9-1-2015	650,000	670,251
Bank of America Corporation	5.70	1-24-2022	250,000	287,409
CIT Group Incorporated 144A	5.50	2-15-2019	1,275,000	1,361,063
CIT Group Incorporated 144A	6.63	4-1-2018	550,000	606,375
Citigroup Incorporated	4.50	1-14-2022	250,000	269,078
Citigroup Incorporated	6.00	8-15-2017	650,000	731,346
City National Bank	5.38	7-15-2022	500,000	542,372
HSBC Bank USA	6.00	8-9-2017	650,000	729,284
JPMorgan Chase & Company	3.38	5-1-2023	750,000	728,453
Neuberger Berman Group LLC 144A	5.63	3-15-2020	500,000	523,750

Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments — July 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Banks (continued)
Neuberger Berman Group LLC 144A	5.88%	3-15-2022	$650,000	$695,500

				7,144,881

Capital Markets : 0.97%
Ace Securities Corporation ±	0.56	8-25-2045	5,960	5,942
Ace Securities Corporation ±	2.78	6-25-2033	515,507	510,457
Blackstone Holdings Finance Company LLC 144A	5.88	3-15-2021	750,000	875,310
Goldman Sachs Group Incorporated	5.75	1-24-2022	750,000	860,422
Nuveen Investments Incorporated	5.50	9-15-2015	3,560,000	3,657,900
Nuveen Investments Incorporated 144A	9.13	10-15-2017	730,000	786,575

				6,696,606

Consumer Finance : 4.33%
Ally Financial Incorporated	5.50	2-15-2017	750,000	798,750
Ally Financial Incorporated	6.75	12-1-2014	998,000	1,009,228
Ally Financial Incorporated	7.50	9-15-2020	1,160,000	1,336,900
Ally Financial Incorporated	8.00	3-15-2020	940,000	1,099,800
Ally Financial Incorporated	8.30	2-12-2015	2,055,000	2,116,650
Discover Financial Services	5.20	4-27-2022	750,000	826,385
Ford Motor Credit Company LLC	5.00	5-15-2018	650,000	715,943
Ford Motor Credit Company LLC	8.00	12-15-2016	250,000	288,271
General Motors Financial Company Incorporated	6.75	6-1-2018	1,135,000	1,282,550
Homer City Funding LLC (PIK at 9.23%) ¥	8.73	10-1-2026	1,351,973	1,446,611
SLM Corporation	6.13	3-25-2024	1,220,000	1,189,500
SLM Corporation	7.25	1-25-2022	930,000	1,018,350
SLM Corporation	8.00	3-25-2020	3,940,000	4,452,200
SLM Corporation	8.45	6-15-2018	1,675,000	1,934,625
Springleaf Finance Corporation	5.40	12-1-2015	1,535,000	1,592,563
Springleaf Finance Corporation	5.75	9-15-2016	1,100,000	1,163,250
Springleaf Finance Corporation	6.00	6-1-2020	1,735,000	1,761,025
Springleaf Finance Corporation	6.50	9-15-2017	200,000	213,500
Springleaf Finance Corporation	6.90	12-15-2017	4,550,000	4,925,375
Springleaf Finance Corporation	7.75	10-1-2021	265,000	296,800
Springleaf Finance Corporation	8.25	10-1-2023	295,000	336,300

				29,804,576

Diversified Financial Services : 1.73%
Denali Borrower 144A	5.63	10-15-2020	4,510,000	4,645,300
General Electric Capital Corporation	4.65	10-17-2021	650,000	719,258
Infinity Acquisition LLC 144A%%	7.25	8-1-2022	1,800,000	1,800,000
ING US Incorporated	5.50	7-15-2022	750,000	847,501
Jefferies Finance LLC 144A	6.88	4-15-2022	1,360,000	1,358,300
Jefferies Finance LLC 144A	7.38	4-1-2020	1,030,000	1,078,925
Moody’s Corporation	5.50	9-1-2020	1,302,000	1,470,522

				11,919,806

Insurance : 0.76%
American International Group Incorporated	4.88	6-1-2022	750,000	829,823
Endurance Specialty Holdings Limited	7.00	7-15-2034	575,000	689,387
Hartford Financial Services Group Incorporated	5.13	4-15-2022	650,000	733,138
Hub Holdings LLC/Hub Holdings Finance Incorporated 144A	8.13	7-15-2019	230,000	227,125
Liberty Mutual Group Incorporated 144A	4.95	5-1-2022	750,000	814,478
ProAssurance Corporation	5.30	11-15-2023	750,000	811,977
Prudential Covered Trust 144A	3.00	9-30-2015	384,000	393,273
W.R. Berkley Corporation	4.63	3-15-2022	650,000	695,629

				5,194,830

Portfolio of investments — July 31, 2014 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Real Estate Management & Development : 1.04%
Hockey Merger Sub 2 Incorporated 144A	7.88%	10-1-2021	$3,360,000	$3,444,000
Onex Corporation 144A	7.75	1-15-2021	3,730,000	3,702,025

				7,146,025

REITs : 2.40%
Alexandria Real Estate Company	4.60	4-1-2022	650,000	684,004
American Tower Corporation	5.90	11-1-2021	650,000	746,345
Crown Castle International Corporation	5.25	1-15-2023	100,000	101,000
DuPont Fabros Technology Incorporated LP	5.88	9-15-2021	4,655,000	4,748,100
Essex Portfolio LP	3.63	8-15-2022	750,000	755,166
Health Care REIT Incorporated	5.25	1-15-2022	650,000	722,020
Omega Healthcare Investors Incorporated	6.75	10-15-2022	1,775,000	1,908,125
Sabra Health Care Incorporated	5.38	6-1-2023	850,000	847,875
Sabra Health Care Incorporated	5.50	2-1-2021	525,000	535,500
The Geo Group Incorporated	5.13	4-1-2023	1,775,000	1,717,313
The Geo Group Incorporated	5.88	1-15-2022	2,640,000	2,719,200
The Geo Group Incorporated	6.63	2-15-2021	365,000	383,250
Ventas Realty LP	4.25	3-1-2022	650,000	684,982

				16,552,880

Health Care : 6.28%

Biotechnology : 0.11%
Amgen Incorporated	3.63	5-15-2022	750,000	768,980

Health Care Equipment & Supplies : 0.62%
Boston Scientific Corporation	6.00	1-15-2020	750,000	868,286
Crimson Merger Sub Incorporated 144A	6.63	5-15-2022	1,905,000	1,790,700
Hologic Incorporated	6.25	8-1-2020	1,530,000	1,595,025

				4,254,011

Health Care Providers & Services : 3.43%
Aviv Healthcare Properties LP	6.00	10-15-2021	515,000	540,750
Aviv Healthcare Properties LP	7.75	2-15-2019	1,625,000	1,706,250
Capella Healthcare Incorporated	9.25	7-1-2017	1,375,000	1,436,875
Centene Corporation	5.75	6-1-2017	1,000,000	1,072,500
Community Health Systems Incorporated 144A	6.88	2-1-2022	1,340,000	1,370,150
Coventry Health Care Incorporated	5.45	6-15-2021	750,000	872,834
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	525,000	553,875
Express Scripts Holding Company	3.90	2-15-2022	665,000	694,408
HCA Incorporated	6.50	2-15-2020	1,875,000	2,036,719
HealthSouth Corporation	5.75	11-1-2024	30,000	31,350
HealthSouth Corporation	7.25	10-1-2018	324,000	335,340
HealthSouth Corporation	8.13	2-15-2020	495,000	522,225
Humana Incorporated	7.20	6-15-2018	750,000	886,483
MPH Acquisition Holdings LLC 144A	6.63	4-1-2022	425,000	435,625
MPT Operating Partnership LP	6.38	2-15-2022	1,075,000	1,144,875
MPT Operating Partnership LP	6.88	5-1-2021	775,000	833,125
Select Medical Corporation	6.38	6-1-2021	6,215,000	6,370,375
Tenet Healthcare Corporation	6.00	10-1-2020	1,475,000	1,548,750
Tenet Healthcare Corporation	8.13	4-1-2022	1,090,000	1,218,075

				23,610,584

Health Care Technology : 0.84%
Emdeon Incorporated	11.00	12-31-2019	5,150,000	5,793,750

Life Sciences Tools & Services : 0.13%
Life Technologies Corporation	6.00	3-1-2020	750,000	867,916

Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments — July 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Pharmaceuticals : 1.15%
Endo Finance Company 144A	5.75%	1-15-2022	$715,000	$711,425
Endo Finance Company 144A	7.25	1-15-2022	2,175,000	2,300,063
Par Pharmaceutical Company	7.38	10-15-2020	2,150,000	2,295,125
Pinnacle Incorporated 144A	9.50	10-1-2023	500,000	550,000
Salix Pharmaceuticals Incorporated 144A	6.00	1-15-2021	1,185,000	1,238,325
Valeant Pharmaceuticals International Incorporated 144A	5.63	12-1-2021	85,000	84,150
Watson Pharmaceuticals Incorporated	3.25	10-1-2022	750,000	734,514

				7,913,602

Industrials : 4.94%

Aerospace & Defense : 0.01%
TransDigm Group Incorporated 144A	6.50	7-15-2024	105,000	106,050

Airlines : 0.44%
Aviation Capital Group Corporation 144A	6.75	4-6-2021	1,320,000	1,486,428
Aviation Capital Group Corporation 144A	7.13	10-15-2020	720,000	828,341
Delta Air Lines Incorporated	4.75	11-7-2021	663,626	723,352

				3,038,121

Commercial Services & Supplies : 2.64%
ADT Corporation	3.50	7-15-2022	750,000	663,750
ADT Corporation	4.13	6-15-2023	1,075,000	972,875
ADT Corporation	6.25	10-15-2021	735,000	760,725
Covanta Holding Corporation	5.88	3-1-2024	1,885,000	1,885,000
Covanta Holding Corporation	6.38	10-1-2022	1,500,000	1,593,750
Covanta Holding Corporation	7.25	12-1-2020	1,480,000	1,583,600
Interface Incorporated	7.63	12-1-2018	113,000	118,368
Iron Mountain Incorporated	5.75	8-15-2024	4,525,000	4,525,000
Iron Mountain Incorporated	6.00	8-15-2023	2,160,000	2,251,800
Iron Mountain Incorporated	7.75	10-1-2019	365,000	392,375
Iron Mountain Incorporated	8.38	8-15-2021	1,759,000	1,834,637
Penske Truck Leasing Company 144A	3.75	5-11-2017	750,000	793,428
Republic Services Incorporated	3.55	6-1-2022	750,000	770,984

				18,146,292

Machinery : 0.30%
Columbus McKinnon Corporation	7.88	2-1-2019	1,950,000	2,067,000

Professional Services : 0.09%
Verisk Analytics Incorporated	5.80	5-1-2021	530,000	594,345

Trading Companies & Distributors : 1.34%
Ashtead Capital Incorporated 144A	6.50	7-15-2022	4,010,000	4,260,625
H&E Equipment Services Incorporated	7.00	9-1-2022	3,085,000	3,339,513
International Lease Finance Corporation 144A	7.13	9-1-2018	75,000	85,875
International Lease Finance Corporation	8.63	9-15-2015	900,000	957,375
Light Tower Rentals Incorporated 144A	8.13	8-1-2019	590,000	600,325

				9,243,713

Transportation Infrastructure : 0.12%
Watco Companies LLC 144A	6.38	4-1-2023	835,000	847,525

Information Technology : 4.25%

Communications Equipment : 0.33%
CyrusOne LP	6.38	11-15-2022	300,000	316,500
Lucent Technologies Incorporated	6.45	3-15-2029	1,285,000	1,240,025

Portfolio of investments — July 31, 2014 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Communications Equipment (continued)
Motorola Solutions Incorporated	3.75%	5-15-2022	$750,000	$744,803

				2,301,328

Electronic Equipment, Instruments & Components : 1.02%
Jabil Circuit Incorporated	8.25	3-15-2018	5,275,000	6,211,313
L-3 Communications Corporation	4.95	2-15-2021	750,000	821,519

				7,032,832

Internet Software & Services : 0.03%
Equinix Incorporated	7.00	7-15-2021	75,000	81,563
Sophia Holding Finance LP (PIK at 9.63%) 144A¥	9.63	12-1-2018	105,000	106,050

				187,613

IT Services : 1.60%
Audatex North America Incorporated 144A	6.00	6-15-2021	1,400,000	1,466,500
Audatex North America Incorporated 144A	6.13	11-1-2023	420,000	438,900
First Data Corporation 144A	6.75	11-1-2020	585,000	618,638
First Data Corporation 144A	7.38	6-15-2019	1,555,000	1,636,638
First Data Corporation	11.75	8-15-2021	1,534,000	1,790,945
First Data Holdings Incorporated (PIK at 14.50%) 144A¥	14.50	9-24-2019	133,447	150,795
SunGard Data Systems Incorporated	6.63	11-1-2019	2,000,000	2,050,000
SunGard Data Systems Incorporated	7.38	11-15-2018	2,457,000	2,566,029
SunGard Data Systems Incorporated	7.63	11-15-2020	250,000	264,375

				10,982,820

Semiconductors & Semiconductor Equipment : 0.21%
Micron Technology Incorporated 144A	5.88	2-15-2022	1,400,000	1,470,000

Software : 0.49%
Activision Blizzard Incorporated 144A	5.63	9-15-2021	705,000	740,250
Activision Blizzard Incorporated 144A	6.13	9-15-2023	175,000	188,563
BMC Software Finance Incorporated 144A	8.13	7-15-2021	1,095,000	1,089,525
CA Incorporated	5.38	12-1-2019	750,000	836,535
Nuance Communications Incorporated 144A	5.38	8-15-2020	530,000	535,300

				3,390,173

Technology Hardware, Storage & Peripherals : 0.57%
Hewlett-Packard Company	4.05	9-15-2022	750,000	780,863
NCR Corporation	5.88	12-15-2021	230,000	238,050
NCR Corporation	6.38	12-15-2023	2,725,000	2,888,500

				3,907,413

Materials : 1.10%

Chemicals : 0.11%
Dow Chemical Company	4.13	11-15-2021	750,000	797,072

Containers & Packaging : 0.67%
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	35,000	38,763
Crown Cork & Seal Company Incorporated (i)	7.50	12-15-2096	600,000	565,500
Owens-Illinois Incorporated	7.80	5-15-2018	1,295,000	1,476,300
Sealed Air Corporation 144A	8.38	9-15-2021	2,260,000	2,525,550

				4,606,113

Metals & Mining : 0.09%
Freeport-McMoRan Copper & Gold Incorporated	3.55	3-1-2022	600,000	591,428

Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments — July 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Metals & Mining (continued)
Indalex Holdings Corporation (a)(i)(s)	11.50%	2-1-2020	$3,170,000	$0
				591,428

Paper & Forest Products : 0.23%
Georgia-Pacific LLC	8.88	5-15-2031	1,080,000	1,611,759

Telecommunication Services : 8.69%

Diversified Telecommunication Services : 3.79%
CenturyLink Incorporated	5.80	3-15-2022	600,000	615,000
Citizens Communications Company	7.88	1-15-2027	1,805,000	1,850,125
Frontier Communications Corporation	8.13	10-1-2018	845,000	967,525
Frontier Communications Corporation	8.25	4-15-2017	1,040,000	1,185,600
Frontier Communications Corporation	8.50	4-15-2020	525,000	605,063
GCI Incorporated	6.75	6-1-2021	2,330,000	2,335,825
GCI Incorporated	8.63	11-15-2019	5,625,000	5,878,125
Qwest Corporation	7.13	11-15-2043	795,000	782,297
Qwest Corporation	7.25	9-15-2025	1,040,000	1,208,546
Qwest Corporation	7.63	8-3-2021	230,000	258,750
Syniverse Holdings Incorporated	9.13	1-15-2019	5,005,000	5,255,250
TW Telecommunications Holdings Incorporated	5.38	10-1-2022	1,270,000	1,377,950
TW Telecommunications Holdings Incorporated	5.38	10-1-2022	600,000	651,000
Verizon Communications Incorporated	3.25	2-17-2026	300,000	440,241
Windstream Corporation	7.88	11-1-2017	2,330,000	2,662,025

				26,073,322

Wireless Telecommunication Services : 4.90%
Crown Castle Towers LLC 144A	6.11	1-15-2040	750,000	873,217
MetroPCS Wireless Incorporated	6.63	11-15-2020	3,300,000	3,465,000
MetroPCS Wireless Incorporated	7.88	9-1-2018	1,950,000	2,033,558
SBA Telecommunications Corporation	5.63	10-1-2019	160,000	166,000
SBA Telecommunications Corporation	5.75	7-15-2020	2,000,000	2,075,000
SBA Telecommunications Corporation	8.25	8-15-2019	15,000	15,642
Sprint Capital Corporation	6.88	11-15-2028	13,665,000	13,323,375
Sprint Capital Corporation	8.75	3-15-2032	515,000	571,650
Sprint Communications Incorporated	7.00	8-15-2020	1,340,000	1,417,050
Sprint Communications Incorporated 144A	9.00	11-15-2018	325,000	381,063
Sprint Communications Incorporated	11.50	11-15-2021	625,000	826,563
Sprint Corporation 144A	7.13	6-15-2024	960,000	979,200
Sprint Corporation 144A	7.25	9-15-2021	200,000	213,000
Sprint Corporation 144A	7.88	9-15-2023	200,000	214,500
T-Mobile USA Incorporated	6.13	1-15-2022	85,000	87,444
T-Mobile USA Incorporated	6.25	4-1-2021	505,000	527,725
T-Mobile USA Incorporated	6.46	4-28-2019	160,000	166,800
T-Mobile USA Incorporated	6.50	1-15-2024	80,000	83,200
T-Mobile USA Incorporated	6.54	4-28-2020	165,000	172,425
T-Mobile USA Incorporated	6.63	4-1-2023	505,000	528,988
T-Mobile USA Incorporated	6.63	4-28-2021	920,000	966,000
T-Mobile USA Incorporated	6.73	4-28-2022	3,490,000	3,655,775
T-Mobile USA Incorporated	6.84	4-28-2023	945,000	999,338

				33,742,513

Utilities : 2.47%

Electric Utilities : 1.29%
Great Plains Energy Incorporated	4.85	6-1-2021	750,000	825,598
IPALCO Enterprises Incorporated 144A	7.25	4-1-2016	1,730,000	1,842,450
Mirant Mid-Atlantic LLC Series C	10.06	12-30-2028	3,614,632	4,080,016
Otter Tail Corporation (i)	9.00	12-15-2016	1,835,000	2,128,044

Portfolio of investments — July 31, 2014 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Electric Utilities (continued)
PNM Resources Incorporated	9.25%	5-15-2015	$9,000	$9,574

				8,885,682

Gas Utilities : 0.39%
AmeriGas Finance LLC	6.75	5-20-2020	1,775,000	1,868,188
AmeriGas Finance LLC	7.00	5-20-2022	795,000	850,650

				2,718,838

Independent Power & Renewable Electricity Producers : 0.57%
Calpine Corporation 144A	6.00	1-15-2022	515,000	543,325
NSG Holdings LLC 144A	7.75	12-15-2025	2,175,000	2,349,000
Reliant Energy Incorporated	9.24	7-2-2017	563,039	591,191
Reliant Energy Incorporated	9.68	7-2-2026	410,000	445,875

				3,929,391

Multi-Utilities : 0.22%
Ameren Illinois Company	9.75	11-15-2018	500,000	653,009
CMS Energy Corporation	5.05	3-15-2022	750,000	845,567

				1,498,576

Total Corporate Bonds and Notes (Cost $436,053,844)				454,323,449

Foreign Corporate Bonds and Notes @: 5.11%

Consumer Discretionary : 0.35%

Auto Components : 0.07%
Samvardhana Motherson Automotive Systems Group (EUR) 144A	4.13	7-15-2021	100,000	131,528
HP Pelzer Holdings (EUR) 144A	7.50	7-15-2021	100,000	136,650
Gestamp Funding Luxembourg SA (EUR)	5.88	5-31-2020	135,000	189,810

				457,988

Automobiles : 0.08%
Jaguar Land Rover plc (GBP)	8.25	3-15-2020	300,000	558,405

Distributors : 0.02%
GHD Bondco plc (GBP)	7.00	4-15-2020	100,000	167,800

Diversified Consumer Services : 0.03%
Brakes Capital (GBP) 144A	7.13	12-15-2018	100,000	169,691

Hotels, Restaurants & Leisure : 0.02%
Twinkle Pizza plc (GBP) 144A	6.63	8-1-2021	100,000	166,086

Media : 0.13%
Altice SA (EUR) 144A	7.25	5-15-2022	100,000	138,926
Cable Communictions Systems NV (EUR)	7.50	11-1-2020	500,000	723,087

				862,013

Consumer Staples : 0.37%

Beverages : 0.08%
Bacardi Limited (EUR)	2.75	7-3-2023	400,000	566,600

Food & Staples Retailing : 0.12%
Casino Guichard Perrachon SA (EUR)	4.73	5-26-2021	500,000	796,617

Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments — July 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Food Products : 0.17%
BRF SA (BRL) 144A	7.75%	5-22-2018	3,100,000	$1,188,760

Energy : 0.32%

Oil, Gas & Consumable Fuels : 0.32%
Petroleos Mexicanos (MXN)144A	7.19	9-12-2024	28,200,000	2,175,184

Financials : 3.08%

Banks : 3.08%
Eurofima (AUD)	6.25	12-28-2018	2,450,000	2,526,261
European Investment Bank (ZAR)	9.00	3-31-2021	17,400,000	1,679,474
General Electric Capital Corporation (NZD)	4.25	1-17-2018	2,000,000	1,672,550
International Bank for Reconstruction & Development (AUD)	4.25	6-24-2025	5,600,000	5,221,507
International Bank for Reconstruction & Development (AUD)	5.75	10-1-2020	950,000	984,411
KfW (TRY)	5.00	1-16-2017	11,400,000	4,992,953
KfW (AUD)	5.00	3-19-2024	1,300,000	1,290,460
KfW (AUD)	6.38	2-17-2015	3,319,000	2,854,875

				21,222,491

Industrials : 0.38%

Building Products : 0.08%
Heidelbergcement AG (EUR)	8.50	10-31-2019	330,000	574,333

Commercial Services & Supplies : 0.05%
Iron Mountain Incorporated (EUR)	6.75	10-15-2018	250,000	335,633

Construction & Engineering : 0.04%
Grupo Isolux Corsan Finance BV (EUR) 144A	6.63	4-15-2021	200,000	269,216

Transportation Infrastructure : 0.21%
Autoroutes Du Sud de la France (EUR)	2.95	1-17-2024	500,000	722,675
Heathrow Funding Limited (EUR)	4.60	2-15-2020	500,000	755,240

				1,477,915

Information Technology : 0.08%

IT Services : 0.04%
Interxion Holding NV (EUR) 144A	6.00	7-15-2020	200,000	283,879

Software : 0.04%
Teamsystem Holdings SpA (EUR) 144A	7.38	5-15-2020	200,000	280,866

Materials : 0.04%

Metals & Mining : 0.04%
Ovako AB (EUR) 144A	6.50	6-1-2019	200,000	273,836

Telecommunication Services : 0.39%

Diversified Telecommunication Services : 0.07%
Telefonica Emisiones Company (EUR)	4.69	11-11-2019	300,000	466,766

Wireless Telecommunication Services : 0.32%
America Movil SAB de CV (MXN)	7.13	12-9-2024	28,850,000	2,199,103

Utilities : 0.10%

Water Utilities : 0.10%
Befesa Zinc Aser SA (EUR)	8.88	5-15-2018	500,000	709,529

Portfolio of investments — July 31, 2014 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Total Foreign Corporate Bonds and Notes (Cost $34,110,771)				$35,202,711

Foreign Government Bonds @: 24.55%
Australia (AUD)	3.25%	4-21-2025	3,350,000	3,018,172
Brazil (BRL)	10.00	1-1-2019	20,300,000	8,508,821
Brazil (BRL)	10.00	1-1-2025	26,000,000	10,247,937
Colombia (COP)	7.75	4-14-2021	5,250,000,000	3,140,637
Columbia (COP)	7.00	5-4-2022	12,500,000,000	6,785,552
Hungary (HUF)	5.50	6-24-2025	1,110,000,000	5,195,343
Hungary (HUF)	6.75	11-24-2017	1,305,000,000	6,169,390
Indonesia (IDR)	7.88	4-15-2019	74,000,000,000	6,388,512
Indonesia (IDR)	8.38	3-15-2024	67,650,000,000	5,980,546
Korea (KRW)	5.25	3-10-2027	2,830,000,000	3,357,599
Malaysia (MYR)	3.26	3-1-2018	22,500,000	6,973,043
Malaysia (MYR)	4.26	9-15-2016	21,100,000	6,726,312
Mexico (MXN)	7.75	11-13-2042	67,350,000	5,656,473
Mexico (MXN)	10.00	12-5-2024	62,120,000	6,198,570
New Zealand (NZD)	5.50	4-15-2023	5,625,000	5,198,176
Nigeria (NGN)	15.10	4-27-2017	500,000,000	3,375,540
Poland (PLN)	3.25	7-25-2019	51,600,000	16,768,354
Queensland Treasury (AUD)	5.75	7-22-2024	4,100,000	4,347,266
Republic of South Africa (ZAR)	7.75	2-28-2023	76,500,000	6,987,518
Republic of South Africa (ZAR)	8.00	12-21-2018	101,000,000	9,615,015
Romania (RON)	5.85	4-26-2023	15,000,000	5,132,105
Russia (RUB)	7.00	1-25-2023	50,500,000	1,234,120
Russia (RUB)	7.50	3-15-2018	172,600,000	4,582,055
Russia (RUB)	7.60	7-20-2022	188,400,000	4,803,867
State of New South Wales Australia (AUD)	5.00	8-20-2024	3,900,000	3,951,802
Thailand (THB)	3.25	6-16-2017	276,500,000	8,768,477
Turkey (TRY)	6.30	2-14-2018	675,000	295,557
Turkey (TRY)	8.30	6-20-2018	18,200,000	8,451,092
Turkey (TRY)	9.00	3-8-2017	2,500,000	1,184,782

Total Foreign Government Bonds (Cost $174,052,938)				169,042,633

Municipal Obligations : 0.05%

New York : 0.05%
Build New York City Resource Corporation Bronx Charter School for Excellence Project Series B (Education Revenue)	5.00	4-1-2018	$345,000	338,869

Total Municipal Obligations (Cost $345,000)				338,869

Non-Agency Mortgage Backed Securities : 7.48%
American General Mortgage Loan Series 2010 Class 1A-A3 144A±	5.65	3-25-2058	460,000	473,396
American Home Mortgage Assets Series 2006-2 Class 1A1 ±	1.08	9-25-2046	3,565,333	2,603,798
Argent Securities Incorporated Series 2004-W5 Class AV3B ±	1.05	4-25-2034	84,394	81,972
Asset Backed Funding Certificates Series 2003-AHL1 Class A1	4.18	3-25-2033	232,798	232,333
Banc of America Commercial Mortgage Securities Incorporated Series 2006-03 Class AM ±	5.85	7-10-2044	1,340,000	1,416,208
Banc of America Commercial Mortgage Securities Incorporated Series 2007-1 Class AMFX ±	5.48	1-15-2049	500,000	527,883
Banc of America Commercial Mortgage Securities Incorporated Series 2008-1 Class AM ±	6.28	2-10-2051	550,000	620,990
Banc of America Commercial Mortgage Trust Series 2006-5 Class AM	5.45	9-10-2047	750,000	802,709
Banc of America Commercial Mortgage Trust Series 2007-3 Class AM ±	5.56	6-10-2049	430,000	470,816
Banc of America Funding Corporation Series 2005 Class 5-1A1	5.50	9-25-2035	548,787	573,452
Banc of America Funding Corporation Series 2009 Class R6-3A1 144A±	2.09	1-26-2037	149,078	149,684
Banc of America Mortgage Securities Series 2003 Class A-3A1 ±	2.69	2-25-2033	178,134	177,286
Bayview Financial Acquisition Trust Series 2005-B Class 1A6	5.21	4-28-2039	45	45
Bear Stearns Commercial Mortgage Series 2007-PW17 Class AM ±	5.89	6-11-2050	318,000	353,314
Bear Stearns Commercial Mortgage Series 2007-PW18 Class AM ±	6.08	6-11-2050	100,000	112,146
Centex Home Equity Series 2002-A Class AF6	5.54	1-25-2032	259,840	259,771

Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments — July 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Centex Home Equity Series 2002-D Class AF6 ±	4.66%	12-25-2032	$82,715	$83,746
Centex Home Equity Series 2004-B Class AF6	4.69	3-25-2034	236,080	242,511
Citigroup Commercial Mortgage Trust Series 2006 Class C4 ±	5.78	3-15-2049	680,000	727,612
Citigroup Commercial Mortgage Trust Series 2007-C6 Class AM ±	5.71	12-10-2049	450,000	493,036
Citigroup Commercial Mortgage Trust Series 2012-GC8 Class C 144A±	4.88	9-10-2045	1,000,000	1,064,883
Citigroup Mortgage Loan Trust Incorporated Series 2003-HE3 Class A3 ±	0.54	12-25-2033	89,113	85,267
Commercial Mortgage Trust Series 2012-CR2 Class C ±	4.86	8-15-2045	1,000,000	1,068,223
Commercial Mortgage Trust Series 2013-FL3 Class B 144A±	2.30	10-13-2028	1,000,000	1,008,118
Countrywide Asset Backed Certificates Series 2003-5 Class AF5	5.68	2-25-2034	97,099	100,667
Countrywide Home Loans Series 2003-48 Class 2A2 ±	2.68	10-25-2033	176,395	176,136
Credit Suisse Commercial Mortgage Trust Series 2006-C3 Class AM ±	5.79	6-15-2038	1,045,000	1,126,922
Credit Suisse Commercial Mortgage Trust Series 2006-C4 Class AM	5.51	9-15-2039	1,500,000	1,609,661
Credit Suisse Commercial Mortgage Trust Series 2006-C5 Class AM	5.34	12-15-2039	1,000,000	1,078,924
Credit Suisse First Boston Mortgage Securities Series 2002-AR25 Class 1A1 ±	2.16	9-25-2032	634,055	635,551
Credit Suisse First Boston Mortgage Securities Series 2003-AR15 Class 3A1 ±	2.73	6-25-2033	205,763	206,175
Credit Suisse First Boston Mortgage Securities Series 2003-AR9 Class 2A2 ±	2.23	3-25-2033	52,961	51,786
Credit-Based Asset Servicing & Securitization LLC Series 2005-CB2 Class M1 ±	0.82	4-25-2036	229,801	227,235
Equity One Asset Backed Securities Series 2004-2 Class AF4 ±	4.62	7-25-2034	423,501	431,621
First Horizon Mortgage Pass Through Series 2004-AR1 Class 1A1 ±	2.59	2-25-2034	464,964	463,875
First Horizon Mortgage Pass Through Series 2004-AR4 Class 3A1 ±	2.59	8-25-2034	17,989	17,752
GCCFC Commercial Mortgage Trust Series 2007-GG9 Class AM	5.48	3-10-2039	200,000	214,314
GCCFC Commercial Mortgage Trust Series 2007-GG9 Class AMFX	5.48	3-10-2039	100,000	107,286
Global Mortgage Securitization Limited Series 2004-A Class A2 144A±	0.48	11-25-2032	407,575	394,679
GMAC Mortgage Corporation Loan Series 2003-GH1 Class A5	5.58	7-25-2034	106,212	107,400
Greenpoint Mortgage Funding Trust Series 2005-HE4 Class 1A1 ±	0.60	7-25-2030	17,061	16,595
Greenwich Capital Commercial Funding Corporation Series 2006-GG7 Class AM ±	5.82	7-10-2038	2,600,000	2,806,633
Greenwich Capital Commercial Funding Corporation Series 2007-GG11 Class A4	5.74	12-10-2049	475,000	526,096
GS Mortgage Securities Trust Series 2006-GG6 Class AM ±	5.60	4-10-2038	835,000	885,933
GS Mortgage Securities Trust Series 2007-GG10 Class A4 ±	5.80	8-10-2045	907,733	1,000,573
GS Mortgage Securities Trust Series 2010-C1 Class X 144A±(c)	1.51	8-10-2043	6,090,031	398,593
GS Mortgage Securities Trust Series 2012-GCJ7 Class XA ±(c)	2.58	5-10-2045	4,845,256	586,848
GSAA Home Equity Trust Series 2004-5 Class AF5 ±	5.61	6-25-2034	40,075	42,488
GSMPS Mortgage Loan Trust Series 2005-AHL Class M1 ±	0.59	4-25-2035	18,635	18,330
GSMPS Mortgage Loan Trust Series 2006-1 Class A1 144A±	0.46	3-25-2035	188,894	183,980
GSMPS Mortgage Loan Trust Series 2006-SEA1 Class A 144A±	0.45	5-25-2036	243,282	240,572
JPMorgan Chase Commercial Mortgage Trust Series 2007-CB18 Class AM ±	5.47	6-12-2047	875,000	951,260
JPMorgan Chase Commercial Mortgage Trust Series 2007-CB20 Class AM ±	5.88	2-12-2051	785,000	875,562
JPMorgan Chase Commercial Mortgage Trust Series 2007-LDPX Class AM ±	5.46	1-15-2049	500,000	529,181
JPMorgan Mortgage Trust Series 2004-A3 Class 2A1 ±	2.52	7-25-2034	77,547	78,226
JPMorgan Mortgage Trust Series 2004-A3 Series 3A3 ±	2.47	7-25-2034	101,115	100,715
JPMorgan Mortgage Trust Series 2005-A3 Class 11A2 ±	2.86	6-25-2035	450,572	453,540
JPMorgan Mortgage Trust Series 2009-7 Class 2A1 144A±	6.00	2-27-2037	73,989	75,910
JPMorgan Mortgage Trust Series 2009-7 Class 5A1 144A±	6.00	2-27-2037	328,353	338,453
Lehman Brothers-UBS Commercial Mortgage Trust Series 2007-C1 Class AM	5.46	2-15-2040	750,000	815,468
Lehman Brothers-UBS Commercial Mortgage Trust Series 2008-C1 Class AM ±	6.15	4-15-2041	820,000	928,122
Lehman XS Trust Series 2006-18N Class A5A ±(i)	0.33	12-25-2036	3,023,949	2,236,743
MASTR Adjustable Rate Mortgage Trust Series 2003-6 Class 3A1 ±	2.51	12-25-2033	661,935	661,117
MASTR Adjustable Rate Mortgage Trust Series 2003-6 Class 4A2 ±	2.67	1-25-2034	32,495	32,081
MASTR Adjustable Rate Mortgage Trust Series 2004-13 Class 3A7 ±	2.64	11-21-2034	40,986	41,821
MASTR Alternative Loans Trust Series 2005-1 Class 5A1	5.50	1-25-2020	79,155	82,885
Merrill Lynch Countrywide Commercial Mortgage Trust Series 2006-4 Class AM	5.20	12-12-2049	340,000	365,492
Merrill Lynch Countrywide Commercial Mortgage Trust Series 2007-9 Class A4	5.70	9-12-2049	829,000	914,558

Portfolio of investments — July 31, 2014 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage Backed Securities (continued)
Merrill Lynch Mortgage Trust Series 2005-A8 Class A1B3 ±	5.25%	8-25-2036	$120,000	$123,899
Merrill Lynch Mortgage Trust Series 2006-C1 Class AM ±	5.67	5-12-2039	565,000	604,454
Merrill Lynch Mortgage Trust Series 2007-C1 Class A1A ±	5.84	6-12-2050	695,684	748,355
Mesa Trust Asset Backed Certificates Series 2001-5 Class A 144A±	0.96	12-25-2031	21,729	19,661
Mid State Trust Series 11 Class A1	4.86	7-15-2038	267,519	285,108
MLCC Mortgage Investors Incorporated Series 2003-G Class A2 ±	1.00	1-25-2029	164,825	166,001
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5 Class XA 144A±(c)	1.87	8-15-2045	5,846,244	518,234
Morgan Stanley Capital I Trust Series 2004-NC1 Class M1 ±	1.21	12-27-2033	676,962	653,032
Morgan Stanley Capital I Trust Series 2005-HQ6 Class A4B	5.04	8-13-2042	650,000	668,283
Morgan Stanley Capital I Trust Series 2006-HQ10 Class AM	5.36	11-12-2041	500,000	540,639
Morgan Stanley Capital I Trust Series 2006-HQ9 Class AJ ±	5.79	7-12-2044	1,000,000	1,072,850
Morgan Stanley Capital I Trust Series 2006-HQ9 Class AM ±	5.77	7-12-2044	25,000	27,050
Morgan Stanley Capital I Trust Series 2006-IQ12 Class AM	5.37	12-15-2043	500,000	541,298
Morgan Stanley Capital I Trust Series 2007-HQ13 Class A3	5.57	12-15-2044	1,355,000	1,452,204
Morgan Stanley Capital I Trust Series 2010-GG10 Class A4B 144A±	5.80	8-15-2045	615,000	670,145
Morgan Stanley Capital I Trust Series 2012-C4 Class C 144A±	5.53	3-15-2045	900,000	999,940
New Century Home Equity Loan Trust Series 2004-3 Class M1 ±	1.09	11-25-2034	1,165,049	1,075,960
New Century Home Equity Loan Trust Series 2005-1 Class A1MZ ±	0.74	3-25-2035	62,015	61,902
Provident Funding Mortgage Loan Series 2005-1 Class 2A1 ±	2.50	5-25-2035	62,786	63,920
RBSSP Resecuritization Trust Series 2010-3 Class 4A1 144A±	2.99	12-26-2035	40,257	40,267
Renaissance Home Equity Loan Trust Series 2004-4 Class AF4	4.88	2-25-2035	664,489	671,751
Residential Asset Mortgage Products Incorporated Series 2006-EFC1 Class A2 ±	0.36	2-25-2036	34,928	34,858
Residential Asset Securities Corporation Series 2004-KS3 Class AI4 ±	3.77	1-25-2032	145,145	145,458
Residential Funding Mortgage Securiities Trust Series 03-S12 Class 2A1	4.00	12-25-2032	84,643	86,274
Saxon Asset Securities Trust Series 2002-1 Class AF5 ±	6.26	12-25-2030	178,328	185,963
Saxon Asset Securities Trust Series 2003-1 Class AF7	4.03	6-25-2033	701,849	710,709
Sequoia Mortgage Trust Series 2003-1 Class 1A ±	0.92	4-20-2033	30,384	30,468
Structured Adjustable Rate Mortgage Loan Trust Series 2004-2 Class 2A ±	2.57	3-25-2034	88,056	87,846
Structured Asset Investment Loan Trust Series 2005-4 Class M1 ±	0.76	5-25-2035	15,596	15,593
Structured Asset Securities Corporation Series 1998-2 Class A ±	0.68	2-25-2028	321,219	316,752
Structured Asset Securities Corporation Series 2002-9 Class A2 ±	0.76	10-25-2027	109,329	107,506
Terwin Mortgage Trust Series 2003-6HE Class A3 ±	1.30	11-25-2033	273,650	272,789
Vendee Mortgage Trust Series 2003-2 Class IO ±(c)	0.80	5-15-2033	7,059,660	181,814
Wachovia Bank Commercial Mortgage Trust Series 2006-C23 Class AM ±	5.47	1-15-2045	1,220,000	1,290,750
Washington Mutual Mortgage Trust Series 2004-RA4 Class 3A	7.50	7-25-2034	258,425	269,915
Total Non-Agency Mortgage Backed Securities (Cost $48,927,498)				51,508,606

	Dividend yield		Shares
Preferred Stocks : 0.18%

Financials : 0.18%

Banks : 0.18%
GMAC Capital Trust I ±	7.48		44,400	1,206,792

Total Preferred Stocks (Cost $1,130,339)				1,206,792

	Interest rate		Principal
Loans ±: 16.10%
Accellent Incorporated	7.50	3-11-2022	$620,000	612,250
ADS Waste Holdings Incorporated	3.75	10-9-2019	1,068,839	1,061,122
Advantage Sales & Marketing LLC	7.50	7-25-2022	110,000	109,918
Alliance Laundry Systems LLC	4.25	12-10-2018	1,719,212	1,722,083
Alliance Laundry Systems LLC	9.50	12-10-2019	2,218,122	2,236,155
Allison Transmission Incorporated	3.75	8-23-2019	3,418,729	3,406,763
American Capital Holdings Incorporated	3.50	8-22-2017	1,401,375	1,397,003
Applied Systems Incorporated	7.50	1-22-2022	325,000	328,088
Arris Group Incorporated	3.50	4-17-2020	593,250	590,135

Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments — July 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Loans ± (continued)
Asurion LLC	8.50%	3-3-2021	$1,235,000	$1,264,850
Capital Automotive LP	4.00	4-10-2019	3,107,810	3,106,505
Capital Automotive LP	6.00	4-30-2020	1,460,000	1,491,478
CBAC Borrower LLC	8.25	7-2-2020	1,200,000	1,248,000
CCC Information Services Incorporated	4.00	12-20-2019	591,987	588,844
CCM Merger Incorporated	6.00	3-1-2017	2,744,043	2,730,322
CDW LLC	3.25	4-29-2020	889,000	876,634
Centaur Acquisition LLC	8.75	2-20-2020	1,850,000	1,870,813
Crown Castle Operating Company	3.00	1-31-2021	6,485,063	6,430,523
Dave & Busters Incorporated %%<	0.00	7-25-2020	95,000	94,941
Dell Incorporated	4.50	4-29-2020	8,386,625	8,363,562
DineEquity Incorporated	3.75	10-19-2017	1,391,148	1,389,409
Dunkin’ Brands Incorporated	3.25	2-7-2021	1,551,844	1,520,155
Entercom Radio LLC	4.04	11-23-2018	1,169,656	1,170,627
Focus Brands Incorporated	4.25	2-21-2018	768,736	767,452
Focus Brands Incorporated	10.25	8-21-2018	2,023,863	2,051,792
Gates Global LLC	4.25	7-3-2021	650,000	643,910
Goodyear Tire & Rubber Company	4.75	4-30-2019	5,500,000	5,515,455
HGIM Corporation	5.50	6-18-2020	1,218,860	1,210,864
HHI Holdings LLC	5.00	10-5-2018	2,335,191	2,343,948
Hub International Limited	4.25	10-2-2020	276,911	275,576
Kronos Incorporated	4.50	10-30-2019	585,895	586,774
Learfield Communications Incorporated	8.75	10-9-2021	150,000	151,875
Level 3 Financing Incorporated	4.00	1-15-2020	1,700,000	1,693,268
LIN Television Corporation	4.00	12-21-2018	736,797	735,567
LM U.S. Acquisition Incorporated %%<	0.00	10-26-2020	105,000	105,525
LPL Holdings Incorporated	3.25	3-29-2019	1,218,306	1,212,593
LTS Buyer LLC	8.00	4-12-2021	566,625	569,458
MedAssets Incorporated	4.00	12-12-2019	235,486	234,603
MGM Resorts International	3.50	12-20-2019	1,355,301	1,344,404
Mission Broadcasting Incorporated	3.75	10-1-2020	126,743	126,347
Neff Rental LLC	7.25	6-9-2021	820,000	815,900
New Albertsons Incorporated	4.75	6-27-2021	530,000	532,311
Nexstar Broadcasting Incorporated	3.75	10-1-2020	143,728	143,280
Novelis Incorporated	3.75	3-10-2017	972,412	971,682
nTelos Incorporated	5.75	11-9-2019	1,312,102	1,309,911
Nusil Technology LLC	5.25	4-7-2017	391,281	383,455
OSG Bulk Ships Incorporated %%<	0.00	7-22-2019	90,000	90,412
OSG International Incorporated %%<	0.00	7-22-2019	305,000	305,573
Peak 10 Incorporated	8.25	6-17-2022	420,000	420,000
Philadelphia Energy Solutions LLC	6.25	4-4-2018	2,839,063	2,707,756
Prestige Brands Incorporated	3.75	1-31-2019	141,572	141,484
Sedgwick Incorporated	6.75	2-28-2022	620,000	618,190
Spin Holdco Incorporated	4.25	11-14-2019	1,658,889	1,648,521
Surgery Center Holdings Incorporated %%<	0.00	7-9-2020	185,000	185,000
Syniverse Holdings Incorporated	4.00	4-23-2019	1,129,492	1,123,207
Tallgrass Operations LLC	4.25	11-13-2018	1,731,544	1,731,007
Telesat Canada	3.50	3-28-2019	2,597,248	2,582,964
Tempur-Pedic International Incorporated	3.50	3-18-2020	918,022	914,295
Texas Competitive Electric Holdings LLC (s)	4.65	10-10-2014	20,096,983	15,298,828
TGI Fridays Incorporated	5.25	7-15-2020	400,000	399,500
TGI Fridays Incorporated	9.25	7-15-2021	220,000	219,450
Tmfs Holdings LLC %%<	0.00	7-29-2021	1,235,000	1,228,825
TransDigm Group Incorporated	3.75	2-28-2020	3,438,550	3,418,606
TWCC Holdings Corporation	7.00	6-26-2020	3,565,000	3,502,613
United Surgical Partners International Incorporated	4.25	4-19-2017	1,902,515	1,888,246
United Surgical Partners International Incorporated	4.75	4-3-2019	1,043,751	1,038,533
Valeant Pharmaceuticals International Incorporated	3.75	2-13-2019	1,446,124	1,441,613
Valeant Pharmaceuticals International Incorporated	3.75	12-11-2019	172,765	172,160
Vertafore Incorporated	9.75	10-29-2017	510,000	516,375
W3 Company (i)	9.25	9-13-2020	289,275	288,552
WASH Multifamily Laundry Systems LLC	4.50	2-21-2019	1,649,125	1,645,002

Total Loans (Cost $115,613,405)				110,862,842

Portfolio of investments — July 31, 2014 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Yankee Corporate Bonds and Notes : 7.18%

Consumer Discretionary : 0.55%

Diversified Consumer Services : 0.11%
Anglo American Capital Company 144A	4.13%	9-27-2022	$750,000	$756,427

Media : 0.44%
Grupo Televisa SA	6.00	5-15-2018	750,000	843,150
Myriad International Holdings BV	6.00	7-18-2020	500,000	551,250
Myriad International Holdings BV 144A	6.38	7-28-2017	750,000	826,875
Videotron Limited	9.13	4-15-2018	40,000	41,300
WPP Finance 2010	3.63	9-7-2022	750,000	762,186

				3,024,761

Consumer Staples : 0.34%

Beverages : 0.11%
Pernod Ricard SA 144A	4.45	1-15-2022	760,000	805,241

Food Products : 0.12%
BRF SA 144A	5.88	6-6-2022	750,000	806,250

Tobacco : 0.11%
BAT International Finance plc 144A	3.25	6-7-2022	750,000	746,212

Energy : 1.07%

Energy Equipment & Services : 0.12%
Ensco plc	4.70	3-15-2021	750,000	813,123

Oil, Gas & Consumable Fuels : 0.95%
Griffin Coal Mining Company Limited 144A(s)	9.50	12-1-2016	1,685,411	1,247,204
Griffin Coal Mining Company Limited (s)	9.50	12-1-2016	137,792	101,966
Petrobras International Finance Company	5.38	1-27-2021	670,000	690,140
Petroleos Mexicanos	4.88	1-24-2022	750,000	802,875
Petroplus International Finance Company	5.75	1-20-2020	650,000	691,925
Teekay Corporation	8.50	1-15-2020	2,203,000	2,516,928
Woodside Finance Limited 144A	8.75	3-1-2019	405,000	510,679

				6,561,717

Financials : 1.10%

Banks : 1.01%
Banco del Estado de Chile 144A	3.88	2-8-2022	650,000	653,908
Corporación Andina de Fomento	4.38	6-15-2022	958,000	1,021,634
Export Import Bank of Korea	5.00	4-11-2022	750,000	840,017
ITAU Unibanco Holding SA	5.13	5-13-2023	1,650,000	1,643,813
Macquarie Bank Limited 144A	5.00	2-22-2017	750,000	813,659
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	415,000	422,263
Preferred Term Securities XII Limited (a)(i)(s)	1.00	12-24-2033	635,000	0
Royal Bank of Scotland plc	4.38	3-16-2016	750,000	790,092
Standard Chartered Bank 144A	6.40	9-26-2017	650,000	731,880

				6,917,266

Diversified Financial Services : 0.09%
Tyco Electronics Group SA	3.50	2-3-2022	625,000	635,181

Health Care : 0.29%

Pharmaceuticals : 0.29%
Valeant Pharmaceuticals International Incorporated 144A	6.75	8-15-2018	680,000	710,600

Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments — July 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Pharmaceuticals (continued)
Valeant Pharmaceuticals International Incorporated 144A	7.50%	7-15-2021	$1,210,000	$1,306,800

				2,017,400

Industrials : 0.12%

Road & Rail : 0.12%
Canadian Pacific Railway Company	4.50	1-15-2022	750,000	822,276

Information Technology : 0.48%

Communications Equipment : 0.11%
Ericsson LM	4.13	5-15-2022	750,000	779,917

Internet Software & Services : 0.12%
Tencent Holdings Limited 144A	4.63	12-12-2016	750,000	800,261

Technology Hardware, Storage & Peripherals : 0.25%
Seagate Technology HDD Holdings	6.80	10-1-2016	650,000	718,250
Seagate Technology HDD Holdings	6.88	5-1-2020	940,000	1,001,100

				1,719,350

Materials : 1.14%

Containers & Packaging : 0.33%
Ardagh Finance Holdings (PIK at 8.63%) 144A¥	8.63	6-15-2019	1,230,000	1,239,225
Ardagh Packaging Finance 144A	9.13	10-15-2020	945,000	1,020,600

				2,259,825

Metals & Mining : 0.61%
ArcelorMittal SA	5.00	2-25-2017	725,000	746,750
Novelis Incorporated	8.38	12-15-2017	550,000	578,188
Novelis Incorporated	8.75	12-15-2020	725,000	783,000
Vale Overseas Limited	4.38	1-11-2022	750,000	764,415
Vedanta Resources plc 144A	6.00	1-31-2019	1,300,000	1,335,750

				4,208,103

Paper & Forest Products : 0.20%
Sappi Limited 144A	7.50	6-15-2032	1,560,000	1,384,500

Telecommunication Services : 1.99%

Diversified Telecommunication Services : 1.76%
Intelsat Jackson Holdings SA	5.50	8-1-2023	1,265,000	1,214,400
Intelsat Jackson Holdings SA	6.63	12-15-2022	590,000	592,950
Intelsat Jackson Holdings SA	7.25	4-1-2019	1,820,000	1,911,000
Intelsat Jackson Holdings SA	7.25	10-15-2020	1,775,000	1,872,625
Intelsat Jackson Holdings SA	7.50	4-1-2021	525,000	560,438
Intelsat Jackson Holdings SA	8.50	11-1-2019	1,400,000	1,477,000
Intelsat Luxembourg SA	7.75	6-1-2021	1,195,000	1,221,888
Intelsat Luxembourg SA	8.13	6-1-2023	2,450,000	2,541,875
Qtel International Finance Limited	5.00	10-19-2025	300,000	321,000
Virgin Media Secured Finance plc 144A	5.38	4-15-2021	365,000	368,650

				12,081,826

Wireless Telecommunication Services : 0.23%
Globo Communicacoes Participacoes SA 144A	4.88	4-11-2022	750,000	781,875

Portfolio of investments — July 31, 2014 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund

Security name		Interest rate	Maturity date	Principal	Value
Wireless Telecommunication Services (continued)
Telesat Canada 144A		6.00%	5-15-2017	$775,000	$794,375

					1,576,250

Utilities : 0.10%

Electric Utilities : 0.10%
Comision Federal de Electricidad 144A		4.88	5-26-2021	650,000	685,750

Total Yankee Corporate Bonds and Notes (Cost $48,250,720)					49,401,636

Short-Term Investments : 3.40%
		Yield		Shares
Investment Companies : 3.40%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)##		0.07		23,384,654	23,384,654

Total Short-Term Investments (Cost $23,384,654)					23,384,654

Total investments in securities (Cost $899,040,204)*	132.60%				912,893,218
Other assets and liabilities, net	(32.60)				(224,422,198)

Total net assets	100.00%				$688,471,020

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(c)	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.
†	Non-income-earning security
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
%%	The security is issued on a when-issued basis.
(a)	The security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
@	Foreign bond principal is denominated in the local currency of the issuer.
<	All or a portion of the position represents an unfunded loan commitment.
(u)	The rate represents the 7-day annualized yield at period end.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
##	All or a portion of this security has been segregated for when-issued securities and/or unfunded loans.
*	Cost for federal income tax purposes is $903,328,832 and unrealized gains (losses) consists of:

Gross unrealized gains	$33,850,513
Gross unrealized losses	(24,286,127)

Net unrealized gains	$9,564,386

Wells Fargo Advantage Multi-Sector Income Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

As of July 31, 2014, the Fund had unfunded loan commitments of $1,997,275.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$15,913,211	$0	$15,913,211
Asset-backed securities	0	679,362	0	679,362
Common stocks
Telecommunication Services	1,028,453	0	0	1,028,453
Corporate bonds and notes	0	454,323,449	0	454,323,449
Foreign corporate bonds and notes	0	35,202,711	0	35,202,711
Foreign government bonds	0	169,042,633	0	169,042,633
Municipal obligations	0	338,869	0	338,869
Non-agency mortgage back securities	0	51,508,606	0	51,508,606
Preferred stocks
Financials	1,206,792	0	0	1,206,792
Loans	0	95,163,058	15,699,784	110,862,842
Yankee corporate bonds and notes	0	49,401,636	0	49,401,636
Short-term investments
Investment companies	23,384,654	0	0	23,384,654

	25,619,899	871,573,535	15,699,784	912,893,218
Forward foreign currency contracts	0	255,477	0	255,477

Total assets	$25,619,899	$871,829,012	$15,699,784	$913,148,695

Liabilities
Forward foreign currency contracts	$0	$352,084	$0	$352,084

Total liabilities	$0	$352,084	$0	$352,084

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended July 31, 2014, the Fund did not have any transfers between Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Loans
Balance as of October 31, 2013	$13,055,687
Accrued discounts (premiums)	7,697
Realized gains (losses)	36,334
Change in unrealized gains (losses)	52,605
Purchases	6,949,525
Sales	(4,570,908)
Transfers into Level 3	5,162,934
Transfers out of Level 3	(4,994,090)

Balance as of July 31, 2014	$15,699,784

Change in unrealized gains (losses) relating to securities still held at July 31, 2014	$181,187

The investment type categorized above was valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

Derivative transactions

As of July 31, 2014, the Fund entered into forward foreign currency exchange contracts for economic hedging purposes.

At July 31, 2014, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive	U.S. value at July 31, 2014	In exchange for U.S. $	Unrealized gains (losses)
8-11-2014	State Street Bank	11,000,000 MYR	$3,439,870	$3,469,484	$(29,614)
8-11-2014	State Street Bank	11,000,000 MYR	3,439,870	3,415,990	23,880
9-8-2014	State Street Bank	7,750,000 BRL	3,381,400	3,386,054	(4,654)
9-8-2014	State Street Bank	500,000 MXN	37,724	38,004	(280)
9-8-2014	State Street Bank	44,400,000 MXN	3,349,866	3,405,637	(55,771)
9-9-2014	State Street Bank	750,000 PLN	239,813	244,416	(4,603)
9-9-2014	State Street Bank	10,350,000 PLN	3,309,425	3,395,480	(86,055)
10-24-2014	State Street Bank	71,000,000 THB	2,202,928	2,230,600	(27,672)
10-24-2014	State Street Bank	94,500,000 THB	2,932,067	2,968,897	(36,830)
10-31-2014	State Street Bank	36,000,000,000 IDR	3,059,447	3,094,113	(34,666)

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at July 31, 2014	In exchange for U.S. $	Unrealized gains (losses)
8-29-2014	State Street Bank	32,900,000 ZAR	$3,055,647	$3,071,137	$15,490
9-8-2014	State Street Bank	7,750,000 BRL	3,381,400	3,314,657	(66,743)
9-9-2014	State Street Bank	11,100,000 PLN	3,549,238	3,603,218	53,980
9-25-2014	State Street Bank	770,000,000 HUF	3,278,245	3,366,856	88,611
9-30-2014	State Street Bank	7,180,000 TRY	3,308,077	3,302,881	(5,196)
10-27-2014	State Street Bank	7,650,000 BRL	3,293,561	3,367,077	73,516

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Columbian Peso

CLP — Chilean peso

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Indonesian rupiah

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIQ — Liquidity agreement

LLC — Limited liability company

LLLP — Limited liability limited partnership

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NGN — Nigerian naira

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

RON — Romanian lei

RUB — Russian ruble

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate trading of registered interest and

principal securities

TAN — Tax anticipation notes

TBA — To be announced

THB — Thai baht

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Advantage Multi-Sector Income Fund (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Advantage Multi-Sector Income Fund

By:	/s/ Karla M. Rabusch

Karla M. Rabusch President

Date:	September 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Advantage Multi-Sector Income Fund

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	September 24, 2014

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	September 24, 2014